UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 1/31

Date of reporting period: 10/31/13

Item 1. Schedule of Investments.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

October 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations 79.22%
Adjustable Rate Mortgage Trust, Series 2004-1, Class 4A1, 5.306%, 1/25/2035 (a)	$314,445	$314,116
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.621%, 7/25/2035 (a)	1,959,744	1,801,622
Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.839%, 7/25/2035 (a) (b)	9,202,928	9,034,819
Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 2.886%, 8/25/2035 (a)	234,693	218,819
Adjustable Rate Mortgage Trust, Series 2005-8, Class 7A4, 0.500%, 11/25/2035 (a)	1,010,764	755,861
Adjustable Rate Mortgage Trust, Series 2005-8, Class 4A11, 5.033%, 11/25/2035 (a)	556,522	496,568
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.458%, 6/25/2037 (a)	9,955,669	8,982,383
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.167%, 10/25/2034 (a)	3,085,497	2,823,905
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035	40,935,000	32,015,427
American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.200%, 6/25/2036	757,713	435,152
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.470%, 9/25/2045 (a)	3,935,750	3,556,513
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.740%, 9/25/2045 (a)	1,634,651	1,375,188
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.470%, 11/25/2045 (a)	1,113,050	850,038
Bank of America Alternative Loan Trust, Series 2004-3, Class 2A1, 6.000%, 4/25/2034	847,031	839,704
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	1,522,488	1,479,754
Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB2, 5.500%, 10/25/2035	9,831,395	9,288,604
Bank of America Funding Corp., Series 2004-C, Class 3A1, 2.895%, 12/20/2034 (a)	151,987	140,354
Bank of America Funding Corp., Series 2007-C, Class 4A3, 5.237%, 5/20/2036 (a)	26,758,047	25,093,831
Bank of America Funding Corp., Series 2006-G, Class 3A2, 5.750%, 7/20/2036 (a)	5,920,000	5,744,552
Bank of America Funding Corp., Series 2006-5, Class 1A4, 6.000%, 9/25/2036 (b)	13,639,747	12,948,594
Bank of America Funding Corp., Series 2007-D, Class 3A3, 5.326%, 6/20/2037 (a)	6,890,642	6,582,231
Bank of America Funding Corp., Series 2007-D, Class 3A1, 5.326%, 6/20/2037 (a)	407,069	388,850
Bank of America Mortgage Securities, Inc., Series 2004-I, Class 2A2, 2.746%, 10/25/2034 (a)	494,319	492,793
Bank of America Mortgage Securities, Inc., Series 2005-E, Class 2A1, 2.854%, 6/25/2035 (a)	1,685,622	1,589,752
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 4A1, 5.099%, 10/25/2035 (a)	303,407	291,613
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.751%, 10/25/2035 (a)	258,166	236,128
Bank United Trust, Series 2005-1, Class 1A1, 0.470%, 9/25/2045 (a) (b)	15,106,935	11,412,277
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.480%, 8/25/2035 (a) (c)	14,122,094	12,005,517
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.470%, 1/25/2036 (a) (c)	3,341,712	2,857,939
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.560%, 1/25/2036 (a) (c)	3,612,390	3,105,810
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.053%, 3/25/2035 (a)	3,199,073	3,077,623
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.481%, 7/25/2035 (a)	5,016,720	4,716,609
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.720%, 9/25/2035 (a)	21,224,957	17,799,164
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 0.710%, 10/25/2035 (a)	13,110,802	10,644,700
Bear Stearns Asset Backed Securities Trust, Series 2005-AC2, Class 1A, 5.250%, 4/25/2035	6,261,004	5,971,251
Bear Stearns Asset Backed Securities Trust, Series 2005-AC4, Class A, 5.500%, 7/25/2035	2,949,526	2,672,940
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 0.670%, 8/25/2035 (a)	5,770,369	4,755,292
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1X, 0.500%, 12/25/2046 (I/O) (d)	92,569,339	2,024,955
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (a) (c)	7,931,000	6,730,972
Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1, 2.861%, 12/25/2035 (a)	1,581,667	1,419,200
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 5.041%, 12/25/2035 (a)	69,931	68,337
Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.246%, 7/25/2037 (a)	1,924,676	1,816,755
ChaseFlex Trust, Series 2006-1, Class A4, 5.328%, 6/25/2036 (a) (b)	31,247,000	26,782,897
ChaseFlex Trust, Series 2006-2, Class A4, 5.695%, 9/25/2036 (a)	15,695,700	14,107,295
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.320%, 1/25/2036 (a) (c)	8,926,675	7,796,638
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A1, 0.350%, 7/25/2036 (a) (c)	10,459,624	9,127,925
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.611%, 5/25/2035 (a)	694,069	666,907
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 5.273%, 8/25/2035 (a)	817,175	804,178
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 2.896%, 9/25/2035 (a)	10,986,589	10,147,368
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 5.023%, 10/25/2035 (a)	737,182	671,408
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 2.500%, 11/25/2035 (a)	13,917,296	13,635,283
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.605%, 8/25/2036 (a)	6,206,821	5,706,588
COMM Mortgage Trust, Series 2013-CR6, Class E, 4.176%, 3/10/2046 (a) (c)	6,146,000	4,715,233
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	1,608,295	1,523,766

CountryWide Alternative Loan Trust, Series 2004-36CB, Class 2A1, 5.500%, 2/25/2035	149,388	146,484
CountryWide Alternative Loan Trust, Series 2005-J1, Class 1A7, 5.500%, 2/25/2035 (b)	8,602,000	8,013,116
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	3,340,040	3,239,220
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,988,877	1,871,521
CountryWide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.380%, 5/25/2035 (a)	1,639,426	1,372,196
CountryWide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.470%, 5/25/2035 (a)	126,020	124,213
CountryWide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.000%, 6/25/2035	976,216	925,659
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.670%, 7/25/2035 (a)	3,147,524	2,253,895
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.670%, 7/25/2035 (a)	1,482,053	1,188,693
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,982,002	1,881,261
CountryWide Alternative Loan Trust, Series 2005-23CB, Class A2, 5.500%, 7/25/2035 (b)	10,000,000	9,351,300
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035 (b)	17,025,435	16,262,815
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	2,472,976	2,238,923
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.470%, 8/25/2035 (a)	18,271,010	15,183,758
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 3A5, 6.000%, 8/25/2035	1,516,810	1,276,565
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 0.000%, 8/25/2035 (I/O) (a) (d)	59,183,723	4,327,810
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 0.000%, 10/25/2035 (I/O) (a)	78,280,782	6,164,611
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.670%, 10/25/2035 (a)	1,327,399	1,000,896
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.364%, 12/20/2035 (I/O) (a) (b) (c) (d)	205,287,178	14,370,103
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	2,589,177	2,386,835
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035 (b)	7,640,485	6,630,810
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.321%, 5/25/2036 (I/O) (a) (d)	79,472,279	6,382,617
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 0.000%, 5/20/2046 (I/O) (a) (b) (d)	154,422,596	12,160,780
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 1.742%, 8/25/2046 (I/O) (a) (b) (d)	198,669,049	14,527,675
CountryWide Home Loan Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 2.569%, 6/20/2034 (a)	1,936,683	1,823,826
CountryWide Home Loan Mortgage Pass Through Trust, Series 2004-11, Class 3A1, 4.775%, 7/25/2034 (a)	2,357,860	2,355,238
CountryWide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1X, 0.000%, 5/25/2035 (I/O) (a) (d)	64,609,143	4,320,736
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2003-52, Class A1, 2.810%, 2/19/2034 (a)	1,174,455	1,185,655
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 4A1B, 2.550%, 10/20/2035 (a)	186,737	157,961
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4A1, 4.468%, 12/20/2035 (a)	27,523,977	23,660,106
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.593%, 12/20/2035 (a)	857,393	750,367
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-14, Class A15, 6.500%, 9/25/2037	7,826,241	7,516,881
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.620%, 6/25/2035 (a)	2,315,666	1,961,394
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,690,132	1,645,971
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.529%, 2/25/2050 (a) (c) (d)	10,363,000	9,253,858
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.993%, 9/19/2044 (a)	2,260,327	2,154,254
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.383%, 3/19/2045 (a)	5,632,052	4,969,407
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 0.000%, 3/19/2045 (I/O) (a) (d)	83,416,376	6,855,784
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA3, Class 3A1, 2.259%, 5/25/2035 (a)	22,083,532	20,328,244
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	5,241	4,634
First Horizon Alternative Mortgage Securities Trust, Series 2005-AR5, Class 2A1, 2.613%, 11/25/2035 (a)	2,141,340	2,008,609
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 5.118%, 5/25/2035 (a)	1,857,452	1,837,516
GMAC Mortgage Corp. Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	638,735	466,457
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 5.340%, 9/19/2035 (a)	887,392	872,546
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.583%, 11/19/2035 (a)	5,660,898	5,029,153
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.494%, 11/19/2035 (a)	592,387	570,318
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class GA1B, 0.340%, 2/25/2036 (a)	13,077,513	10,047,270
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (I/O) (d)	117,265,209	6,193,069
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4A1, 0.380%, 4/25/2036 (a) (b)	27,900,314	20,355,595
GreenPoint MTA Trust, Series 2005-AR2, Class A1, 0.400%, 6/25/2045 (a)	17,937,956	14,962,749
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.410%, 8/25/2045 (a)	17,552,282	14,911,769
GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.209%, 7/10/2023 (a) (c)	7,500,000	7,164,367
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.777%, 8/10/2023 (a) (c)	5,000,000	4,489,077

GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.777%, 8/10/2023 (a) (c)	6,600,000	6,634,924
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.869%, 1/25/2035 (a)	2,466,426	2,431,032
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.823%, 4/25/2035 (a)	2,859,063	2,639,636
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.758%, 5/25/2035 (a)	18,134,009	16,320,953
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 5.386%, 5/25/2035 (a)	10,070,269	10,085,132
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.043%, 11/25/2035 (a) (b)	7,155,591	7,041,198
GSR Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 2.584%, 11/25/2035 (a)	6,558,834	5,646,270
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 5.057%, 11/25/2035 (a)	4,379,185	4,070,754
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.154%, 1/25/2036 (a)	1,161,248	1,017,423
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.120%, 2/25/2036 (a)	921,426	787,971
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	4,774,051	4,575,204
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	8,252,754	7,261,119
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 2.129%, 11/19/2035 (I/O) (a) (d)	22,190,903	1,442,408
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.353%, 11/19/2036 (a)	22,332,541	18,450,744
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.064%, 8/19/2045 (I/O) (a)	96,610,180	5,555,085
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 2.441%, 7/19/2046 (I/O) (a) (b)	108,178,153	8,721,864
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.323%, 1/25/2047 (a)	34,370,112	26,620,271
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.373%, 5/19/2047 (a)	29,587,776	25,137,627
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.420%, 3/25/2035 (a)	16,604,356	14,010,988
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.430%, 1/25/2036 (a) (b)	39,354,021	32,832,509
IMPAC CMB Trust, Series 2004-7, Class 1A1, 0.910%, 11/25/2034 (a)	5,885,624	5,583,638
IMPAC CMB Trust, Series 2004-7, Class 1A2, 1.090%, 11/25/2034 (a)	2,044,733	1,774,258
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 0.710%, 5/25/2035 (a)	162,669	142,823
IMPAC CMB Trust, Series 2005-5, Class A4, 0.930%, 8/25/2035 (a)	8,901,445	5,991,225
INDYMAC Index Mortgage Loan Trust, Series 2004-AR7, Class A2, 1.030%, 9/25/2034 (a)	1,761,623	1,474,177
INDYMAC Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.970%, 11/25/2034 (a)	1,451,417	1,280,044
INDYMAC Index Mortgage Loan Trust, Series 2005-AR6, Class AX2, 0.000%, 4/25/2035 (I/O) (a) (d)	67,693,552	4,019,305
INDYMAC Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.640%, 4/25/2035 (a)	5,206,116	5,047,087
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 4.649%, 9/25/2035 (a) (b)	27,029,612	24,096,953
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.649%, 9/25/2035 (a) (b)	17,908,491	15,965,455
INDYMAC Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 5.041%, 12/25/2035 (a)	1,356,522	1,154,563
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 4.624%, 6/25/2036 (a)	2,955,362	2,835,494
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1, 4.624%, 6/25/2036 (a)	2,932,070	2,813,147
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A2, 0.470%, 7/25/2036 (a)	4,220,274	3,377,798
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A1, 4.927%, 7/25/2036 (a)	901,829	836,670
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.480%, 10/25/2036 (a) (d)	22,959,954	18,043,470
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 1X, 0.000%, 10/25/2036 (I/O) (a) (d)	24,762,124	1,852,207
INDYMAC Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B, 0.380%, 4/25/2046 (a) (b)	37,390,208	29,379,057
INDYMAC Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.360%, 9/25/2046 (a)	11,302,340	9,260,019
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.400%, 3/25/2036 (a) (b)	12,866,114	10,371,169
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036 (b)	28,740,000	19,773,724
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.161%, 12/15/2047 (a)	2,500,000	2,412,769
JP Morgan Mortgage Trust, Series 2004-A2, Class 1A2, 2.851%, 5/25/2034 (a)	1,971,027	1,967,535
JP Morgan Mortgage Trust, Series 2005-A1, Class 1A1, 5.085%, 2/25/2035 (a)	961,977	957,988
JP Morgan Mortgage Trust, Series 2005-A3, Class A3, 2.738%, 6/25/2035 (a)	6,311,775	6,064,284
JP Morgan Mortgage Trust, Series 2005-A7, Class 3A1, 5.081%, 10/25/2035 (a)	479,144	475,526
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.130%, 11/25/2035 (a)	1,964,338	1,863,890
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.506%, 11/25/2035 (a)	372,296	361,434
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	7,158,876	6,759,991
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.807%, 2/25/2036 (a)	640,922	568,418
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 2.805%, 2/25/2036 (a)	1,302,444	1,126,313
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2, 5.267%, 4/25/2037 (a)	2,359,931	2,142,126
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A1, 5.267%, 4/25/2037 (a)	2,124,733	1,928,635
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 5.152%, 6/25/2037 (a)	8,284,170	7,347,918
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.561%, 8/15/1946 (a) (c)	5,000,000	4,424,062
Lehman XS Trust, Series 2005-1, Class 3A3A, 5.110%, 7/25/2035	1,390,000	1,192,082
Luminent Mortgage Trust, Series 2005-1, Class A1, 0.430%, 11/25/2035 (a) (b)	14,941,245	12,768,579
Luminent Mortgage Trust, Series 2006-2, Class X, 2.301%, 2/25/2046 (I/O) (a)	55,761,338	3,624,487
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.948%, 12/25/2034 (a)	53,888	42,611
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 5.281%, 1/25/2035 (a)	1,420,165	1,432,538
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.654%, 3/25/2035 (a)	3,884,912	3,814,121

MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 5.195%, 6/25/2035 (a)	2,789,781	2,648,632
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.349%, 7/25/2035 (a)	761,883	653,752
MASTR Alternative Loan Trust, Series 2005-3, Class 3A1, 6.500%, 4/25/2035	3,628,708	3,553,911
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.098%, 9/25/2035 (a)	25,344,261	24,333,785
Morgan Stanley Bank of America Merrill Lynch Trust Pass-Through Certificates, Series 2013-C12, Class C, 4.930%, 10/15/2046 (a)	4,000,000	3,963,392
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A5, 2.469%, 10/25/2034 (a)	521,151	380,517
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 2.527%, 11/25/2037 (a)	12,407,101	9,610,962
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.380%, 4/25/2036 (a) (b)	8,841,763	7,310,953
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 4A1, 3.172%, 8/25/2035 (a)	2,585,852	2,340,145
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.958%, 8/25/2035 (a)	9,458,403	9,053,243
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.670%, 10/25/2035 (a)	183,424	161,040
Residential Accredit Loans, Inc., Series 2005-QS2, Class A3, 5.500%, 2/25/2035	10,276,057	10,073,912
Residential Accredit Loans, Inc., Series 2005-QA4, Class A31, 3.200%, 4/25/2035 (a) (b)	11,092,696	10,279,934
Residential Accredit Loans, Inc., Series 2005-QS9, Class A6, 5.500%, 6/25/2035	9,394,538	8,722,500
Residential Accredit Loans, Inc., Series 2005-QS11, Class A2, 0.670%, 7/25/2035 (a)	1,078,347	874,323
Residential Accredit Loans, Inc., Series 2005-QS12, Class A4, 5.500%, 8/25/2035 (b)	22,339,481	19,265,300
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	7,588,900	7,714,717
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.620%, 10/25/2035 (a)	429,949	349,430
Residential Funding Mortgage Securities I, Series 2006-S3, Class A7, 5.500%, 3/25/2036	952,330	845,998
Residential Funding Mortgage Securities I, Series 2007-S6, Class 2A5, 0.670%, 6/25/2037 (a)	5,679,475	4,369,498
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 5.183%, 10/20/2046 (a) (b)	11,926,411	11,337,878
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, 2.481%, 10/25/2034 (a)	304	300
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, 5.264%, 11/25/2034 (a)	137,215	135,837
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.552%, 11/25/2034 (a)	6,788,095	6,336,789
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.558%, 2/25/2035 (a)	495,679	310,912
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.399%, 2/25/2035 (a)	926,606	480,914
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.559%, 2/25/2035 (a)	9,342,105	8,710,354
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.499%, 3/25/2035 (a)	6,464,542	5,987,653
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.502%, 5/25/2035 (a)	9,935,577	9,214,453
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 2.523%, 7/25/2035 (a)	2,694,276	2,226,409
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.793%, 8/25/2035 (a)	13,204,472	12,690,870
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 5.015%, 9/25/2035 (a)	30,928,594	27,309,608
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.495%, 9/25/2035 (a)	2,948,590	2,822,417
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.437%, 10/25/2035 (a)	995,342	850,927
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 5.163%, 11/25/2035 (a)	7,853,710	6,620,442
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1, 0.470%, 8/25/2037 (a)	8,525,697	6,884,543
Structured Asset Mortgage Investments II Trust, Series 2005-AR4, Class X2, 0.588%, 12/25/2035 (I/O) (a) (d)	37,777,465	648,639
Structured Asset Mortgage Investments II Trust, Series 2005-AR6, Class 2A1, 0.480%, 9/25/2045 (a)	6,984,377	5,967,382
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.445%, 3/25/2033 (a)	78,055	77,808
Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A6, 5.500%, 2/25/2035	1,211,714	1,079,475
Structured Asset Securities Corp. Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	5,468,401	5,122,650
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 5.627%, 7/25/2036 (a)	12,514,885	5,566,990
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class E, 4.502%, 12/10/2045 (a) (b) (c)	5,000,000	3,982,283
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 4.958%, 8/10/2049 (a) (c)	3,500,000	3,600,105
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.891%, 5/10/2063 (a) (c)	7,000,000	5,378,803
Wachovia Mortgage Loan Trust LLC Trust, Series 2005-B, Class 4A1, 5.386%, 10/20/2035 (a)	245,159	241,382
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 4.805%, 1/25/2036 (a)	10,200,069	9,437,094
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A3, 4.781%, 2/25/2037 (a)	23,909,532	22,284,043
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1, 4.858%, 5/25/2037 (a)	3,205,460	3,078,511
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A1, 4.816%, 7/25/2037 (a)	21,082,641	20,123,992
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 1.149%, 8/25/2046 (a)	30,051,776	26,034,846

Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-1, Class 1A1, 5.500%, 3/25/2035	819,922	797,677
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB7, 5.500%, 6/25/2035	17,077,752	15,932,057
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-7, Class 2CB1, 5.500%, 8/25/2035	5,077,514	4,723,332
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036	4,203,713	3,334,486
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 0.000%, 2/25/2036 (I/O) (a)	19,364,613	774,585
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A1, 2.618%, 9/25/2035 (a)	6,134,203	5,806,569
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A2, 2.618%, 9/25/2035 (a)	10,700,934	10,498,370
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 5.171%, 10/25/2035 (a)	719,932	368,467
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A1, 5.171%, 10/25/2035 (a)	453,580	445,644
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 7A1, 5.023%, 3/25/2036 (a)	111,918	111,200
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1, 5.598%, 4/25/2036 (a)	2,410,019	2,344,729
Wells Fargo Mortgage Backed Securities Trust, Series 2006-5, Class 1A6, 5.250%, 4/25/2036	226,146	210,264
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A3, 5.418%, 12/25/2036 (a)	891,233	878,876
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	2,846,040	2,792,478

Total Collateralized Mortgage Obligations (Cost 1,444,796,181)		1,443,376,254

Collateralized Loan Obligations 16.92%
Acis CLO 2013-1 Ltd., Series 2013-1A, Class E, 5.866%, 4/18/2024 (a) (c)	7,000,000	6,650,000
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.694%, 1/15/2022 (a) (c)	1,000,000	1,002,000
AMMC CLO XII Ltd., Series 2013-12A, Class E, 5.265%, 5/10/2025 (a) (c)	4,250,000	3,911,275
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.076%, 7/13/2025 (a) (c)	5,000,000	4,545,500
ARES XXVI CLO Ltd., Series 2013-26A, Class E, 5.244%, 4/15/2025 (a) (b) (c)	8,200,000	7,586,640
Babson CLO Ltd., Series 2012-1A, Class C, 4.243%, 4/15/2022 (a) (c)	9,000,000	8,874,900
Battalion CLO II Ltd., Series 2012-2A, Class D, 5.494%, 11/15/2019 (a) (c)	3,000,000	3,005,625
Battalion CLO IV Ltd., Series 2013-4A, Class D, 4.889%, 10/22/2025 (a) (c)	3,000,000	2,680,500
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 4.772%, 7/15/2024 (a) (c)	5,000,000	4,394,000
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.772%, 7/15/2024 (a) (c)	5,000,000	4,690,000
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class D, 4.738%, 1/20/2026 (a) (c)	4,000,000	3,510,400
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class C, 3.488%, 1/20/2026 (a) (c)	1,000,000	918,150
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.644%, 4/17/2025 (a) (c)	3,000,000	2,662,500
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.544%, 1/15/2024 (a) (c)	3,000,000	2,971,500
Carlyle Global Market Strategies CLO Ltd., Series 2012-3A, Class D, 5.744%, 10/14/2024 (a) (c)	3,000,000	2,881,800
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.742%, 1/20/2025 (a) (c)	2,850,000	2,734,860
Carlyle Global Market Strategies CLO Ltd., Series 2013-3A, Class E, 5.520%, 7/15/2025 (a) (c) (d)	2,000,000	1,732,800
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.752%, 12/20/2023 (a) (b) (c)	8,750,000	8,777,125
Catamaran CLO Ltd., Series 2013-1A, Class D, 4.221%, 1/27/2025 (a) (c)	4,000,000	3,815,200
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.264%, 8/14/2024 (a) (b) (c)	10,000,000	10,045,000
CIFC Funding Ltd., Series 2012-2A, Class B1L, 4.510%, 12/5/2024 (a) (c)	4,000,000	3,951,600
CIFC Funding Ltd., Series 2013-3A, Class C, 3.506%, 10/24/2025 (a) (c)	3,000,000	2,787,000
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.764%, 11/21/2022 (a) (c)	3,000,000	2,963,400
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.264%, 11/21/2022 (a) (c)	5,000,000	5,028,000
Crown Point CLO Ltd., Series 2013-2A, Class B1L, 3.791%, 12/31/2023 (a) (c)	4,000,000	3,755,000
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.113%, 7/15/2025 (a) (c) (d)	3,000,000	2,745,600
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.850%, 12/24/2023 (a) (c)	3,000,000	2,878,200
GLG Ore Hill CLO Ltd., Series 2013-1A, Class D, 3.444%, 7/15/2025 (a) (c) (d)	8,000,000	7,341,600
ING IM CLO Ltd., Series 2012-1A, Class C, 3.744%, 4/15/2024 (a) (b) (c)	4,750,000	4,516,775
ING IM CLO Ltd., Series 2013-2A, Class D, 5.238%, 4/25/2025 (a) (c) (d)	2,000,000	1,852,600
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.653%, 4/30/2023 (a) (b) (c)	13,200,000	12,301,080
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.253%, 4/30/2023 (a) (c)	4,000,000	3,856,800
KVK CLO Ltd., Series 2012-1X, Class E, 6.494%, 7/15/2023 (a) (c)	3,700,000	3,650,790
KVK CLO Ltd., Series 2013-1A, Class D, 4.594%, 4/14/2025 (a) (c)	2,000,000	1,987,200
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.518%, 1/15/2024 (a) (c) (d)	7,000,000	6,911,100
Marine Park CLO Ltd., Series 2012-1A, Class D, 6.013%, 5/18/2023 (a) (c)	4,500,000	4,390,650
Muir Woods CLO Ltd., Series 2012-1A, Class E, 6.754%, 9/14/2023 (a) (c)	2,500,000	2,502,000

Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.739%, 1/23/2024 (a) (c) (d)	4,550,000	4,564,105
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class D, 3.936%, 4/28/2025 (a) (c)	7,000,000	6,658,400
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.156%, 6/2/2025 (a) (c)	1,000,000	891,400
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.371%, 8/13/2025 (a) (c) (d)	4,000,000	3,820,000
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.671%, 8/13/2025 (a) (c)	25,000,000	24,812,500
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.764%, 5/15/2023 (a) (c)	3,000,000	3,003,900
Portola CLO Ltd., Series 2007-1A, Class E, 6.664%, 11/15/2021 (a) (c)	2,913,645	2,948,026
Race Point CLO Ltd., Series 2013-8A, Class D, 3.864%, 2/20/2025 (a) (c)	1,000,000	958,800
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.744%, 10/20/2023 (a) (c)	13,100,000	11,318,400
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.744%, 10/20/2023 (a) (c)	8,000,000	7,460,000
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class E, 5.494%, 4/15/2025 (a) (c)	3,000,000	2,779,500
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class D, 4.044%, 4/15/2025 (a) (c)	3,000,000	2,872,500
Shackleton I CLO Ltd., Series 2012-1A, Class D, 5.015%, 8/14/2023 (a) (c)	6,000,000	6,013,800
Sound Point CLO Ltd., Series 2012-1A, Class D, 4.822%, 10/20/2023 (a) (c)	2,000,000	2,014,400
Sound Point CLO Ltd., Series 2013-1A, Class B2L, 4.738%, 4/26/2025 (a) (c)	7,000,000	6,171,900
Symphony CLO Ltd., Series 2013-12A, Class D, 3.730%, 10/15/2025 (a) (c)	2,000,000	1,887,400
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.244%, 1/17/2025 (a) (c) (d)	4,000,000	3,935,600
TICC CLO LLC, Series 2012-1A, Class D1, 6.012%, 8/25/2023 (a) (c)	7,000,000	7,000,000
Venture X CLO Ltd., Series 2012-12A, Class E, 5.562%, 2/28/2024 (a) (c)	10,000,000	9,315,000
VENTURE XIII CLO Ltd., Series 2013-13A, Class D, 3.806%, 6/10/2025 (a) (c)	15,000,000	14,149,500
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.080%, 7/24/2024 (a) (c)	3,200,000	2,873,600
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.780%, 7/24/2024 (a) (c)	3,000,000	2,821,500
Vibrant CLO Ltd., Series 2012-1A, Class C, 4.744%, 7/17/2024 (a) (b) (c)	10,200,000	10,230,600
West CLO 2012-1 Ltd., Series 2012-1A, Class D, 6.736%, 10/30/2023 (a) (c)	5,000,000	4,990,000
Wind River CLO Ltd., Series 2012-1A, Class D, 5.244%, 1/15/2024 (a) (b) (c)	4,000,000	4,025,600

Total Collateralized Loan Obligations (Cost 310,303,144)		308,325,601

Asset-Backed Securities 5.97%
321 Henderson Receivables LLC, Series 2012-3A, Class A, 3.220%, 8/15/1941 (c)	12,961,697	12,614,835
321 Henderson Receivables LLC, Series 2012-3A, Class B, 6.170%, 8/15/1941 (c)	1,000,000	1,089,994
321 Henderson Receivables LLC, Series 2013-3A, Class A, 4.080%, 7/15/2041 (c)	5,000,000	4,995,952
Atlas Senior Loan Fund Ltd., Series 2013-1A, Class E, 5.020%, 8/18/2025 (a) (c)	4,000,000	3,570,800
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (c)	9,728,807	10,285,553
Drug Royalty II LP, Series 2012-1, Class A1, 4.244%, 1/15/2025 (a) (c) (d)	2,361,219	2,396,637
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.492%, 8/15/2025 (a) (c)	5,000,000	4,646,000
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B6L, 4.192%, 8/15/2025 (a) (c)	2,000,000	1,705,200
Fortress Credit BSL II Ltd., Series 2013-2A, Class E, 5.388%, 10/19/2025 (a) (c)	5,000,000	4,450,000
Fortress Credit BSL Ltd., Series 2013-1A, Class D, 3.742%, 1/19/2025 (a) (c)	10,000,000	9,303,000
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.652%, 12/20/2024 (a) (c)	3,000,000	2,814,900
Jefferies Loan Trust, Series 2013-A, Class A, 3.750%, 11/2/2014 (b) (d)	11,000,000	11,000,000
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.492%, 7/20/2024 (a) (c)	2,500,000	2,401,250
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.744%, 1/15/2024 (a) (c)	6,300,000	5,960,430
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/2025 (a) (c)	3,000,000	2,822,700
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.967%, 7/22/2025 (a) (c)	7,000,000	6,210,400
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.517%, 7/22/2025 (a) (c)	7,500,000	6,880,500
Slater Mill Loan Fund LP, Series 2012-1A, Class E, 5.763%, 8/17/2022 (a) (c)	4,250,000	4,096,575
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (c) (d)	6,446,574	6,720,747
Store Master Funding LLC, Series 2013-1A, Class A1, 4.160%, 3/20/2043 (c) (d)	4,955,436	4,912,517

Total Asset-Backed Securities (Cost 111,351,619)		108,877,990

U.S. Government Agencies 0.88%
Federal National Mortgage Association 0.88%
2.000%, 5/21/2021	5,000,000	4,782,375
2.200%, 10/25/2022 (b)	12,000,000	11,187,384

Total U.S. Government Agencies (Cost 17,005,498)		15,969,759

Collateralized Debt Obligations 0.66%
Atrium CDO Corp., Series 10A, Class E, 4.776%, 7/16/2025 (a) (c)	3,500,000	3,123,750
Sandelman Finance, Series 2006-2A, Class D, 0.000%, 2/15/2019 (a) (c)	7,500,000	7,466,250
Venture CDO Ltd., Series 2012-11A, Class E, 6.765%, 11/14/2022 (a) (c)	1,500,000	1,508,850

Total Collateralized Debt Obligations (Cost 12,144,419)		12,098,850

Preferred Stocks 0.17%
Financials 0.17%
Morgan Stanley, Series A, 4.000% (a)	130,497	2,551,216
Wells Fargo & Co., Series P, 5.250%	23,990	516,985

Total Preferred Stocks (Cost 3,481,416)		3,068,201

Cash Equivalents 15.11%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.080% (e)	275,288,860	275,288,860

Total Cash Equivalents (Cost 275,288,860)		275,288,860

Total Investments – 118.93% (Cost $2,174,371,137)		2,167,005,515

Liabilities in Excess of Other Assets – (18.93)%		(344,929,219)

NET ASSETS – 100.00%		$1,822,076,296

(a)	Variable or Floating Rate Security. Rate disclosed is as of October 31, 2013.
(b)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. On October 31, 2013, securities valued at $458,690,634 were pledged as collateral for reverse repurchase agreements.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is fair valued by the Adviser.
(e)	Rate disclosed is the seven day yield as of October 31, 2013.
I/O	– Interest Only Security

Tax related: At October 31, 2013, the net unrealized appreciation / (depreciation) on investments (excluding futures contracts) for tax purposes was as follows:

Gross unrealized appreciation	$23,268,926
Gross unrealized depreciation	(30,663,601)

Net unrealized depreciation	$(7,394,675)

Aggregate cost of securities for income tax purposes	$2,174,400,190

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Futures Contracts

October 31, 2013 (Unaudited)

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Depreciation
5 Year U.S. Dollar Deliverable Interest Rate Swap Futures	(1,012)	$(101,089,313)	$(512,344)
5 Year U.S. Dollar Deliverable Interest Rate Swap Futures	(89)	(8,706,703)	(37,000)

	(1,101)		$(549,344)

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments

October 31, 2013

(Unaudited)

Security Transactions and Related Income – The Angel Oak Multi-Strategy Income Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments – continued

October 31, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including collateralized mortgage obligations, collateralized loan obligations, collateralized debt obligations, asset-backed securities, U.S government mortgage-backed agencies, U.S. government agency issues and corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued using a broker quote or on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. For collateralized mortgage obligations and mortgage-backed securities, the pricing service may also use prepayment speeds, consideration of collateral, unemployment rates, credit risk, foreclosures, and liquidations. These securities will generally be categorized as Level 2 securities. Fixed income securities purchased on a delayed delivery basis will be valued at the purchase price until settlement when prices are not readily available from a pricing service. These will be categorized as Level 3 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, if the purchase price is no longer indicative of fair value, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities. Reverse repurchase agreements are valued based on the amount of cash received plus accrued interest, which represents fair value. These securities will be categorized as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments – continued

October 31, 2013

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2013:

	Valuation Inputs
	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Collateralized Mortgage Obligations	$—	$1,340,342,300	$103,033,953	$1,443,376,253
U.S. Government Agencies	—	15,969,759	—	15,969,759
Collateralized Loan Obligations	—	275,422,196	32,903,405	308,325,601
Asset-Backed Securities	—	83,848,089	25,029,901	108,877,990
Collateralized Debt Obligations	—	12,098,850	—	12,098,850
Preferred Stock	3,068,201	—	—	3,068,201
Money Market Securities	275,288,860	—	—	275,288,860
Futures Contracts*	(549,344)	—	—	(549,344)

Total	$277,807,717	$1,727,681,194	$160,967,259	$2,166,456,170

*	The amount shown represents the gross unrealized depreciation of the futures contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

Total Level 3 Investments
Balance as of January 31, 2013	$78,163,675
Realized gain	473,513
Amortization	(10,781,926)
Change in unrealized appreciation	(8,961,825)
Purchases	103,290,024
Sales	(36,833,192)
Transfers in to Level 3	—
Transfers out of Level 3	35,616,990

Balance as of October 31, 2013	$160,967,259

The Fund’s Level 3 investments have been valued using unadjusted third party quotations or acquisition cost. As a result, there were no unobservable inputs that have been internally developed by the Fund in determining the fair values of its investments as of October 31, 2013.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2013 was $831,500.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined by the Fund to be liquid. The Fund does not anticipate incurring any registration costs upon such resale. The Fund’s restricted securities are valued at prices provided by a pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or otherwise pursuant to the Fund’s fair value policies and procedures. The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At October 31, 2013, the Fund held restricted securities representing 28.65% of net assets as listed below:

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments – continued

October 31, 2013

(Unaudited)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Acis CLO 2013-1 Ltd., Series 2013-1A, Class E, 5.866%, 4/18/2024	5/16/2013	7,000,000	6,753,999	6,650,000
AMMCCLO IX Ltd., Series 2011-9A, Class E, 7.694%, 1/15/2022	5/10/2013	1,000,000	1,015,630	1,002,000
AMMCCLO XII Ltd., Series 2013-12A, Class E, 5.265%, 5/10/2025	5/10/2013	4,250,000	3,857,205	3,911,275
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.076%, 7/13/2025	6/5/2013	5,000,000	4,689,070	4,545,500
ARES XXVI CLO Ltd., Series 2013-26A, Class E, 5.244%, 4/15/2025	3/1/2013	8,200,000	7,467,776	7,586,640
Atlas Senior Loan Fund Ltd., Series 2013-1A, Class E, 5.020%, 8/18/2025	5/13/2013	4,000,000	3,759,086	3,570,800
Atrium CDO Corp., Series 10A, Class E, 4.776%, 7/16/2025	4/25/2013	3,500,000	3,177,178	3,123,750
Babson CLO Ltd., Series 2012-1A, Class C, 4.243%, 4/15/2022	2/13/2013	9,000,000	9,026,393	8,874,900
Battalion CLO II Ltd., Series 2012-2A, Class D, 5.494%, 11/15/2019	9/27/2013	3,000,000	3,005,554	3,005,625
Battalion CLO IV Ltd., Series 2013-4A, Class D, 4.889%, 10/22/2025	8/23/2013	3,000,000	2,682,254	2,680,500
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.480%, 8/25/2035	4/1/2013	14,122,094	11,720,603	12,005,517
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.470%, 1/25/2036	4/29/2013	3,341,712	2,829,474	2,857,939
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.560%, 1/25/2036	5/3/2013	3,612,390	2,998,206	3,105,810
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.772%, 7/15/2024	5/6/2013	5,000,000	4,827,576	4,690,000
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 4.772%, 7/15/2024	5/6/2013	5,000,000	4,514,032	4,394,000
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class C, 3.488%, 1/20/2026	10/31/2013	1,000,000	918,150	918,150
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class D, 4.738%, 1/20/2026	10/31/2013	4,000,000	3,510,400	3,510,400
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.644%, 4/17/2025	4/25/2013	3,000,000	2,705,395	2,662,500
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044	5/14/2013	7,931,000	6,846,175	6,730,972
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.264%, 8/14/2024	4/25/2013	10,000,000	10,070,727	10,045,000
CIFC Funding Ltd., Series 2012-2A, Class B1L, 4.510%, 12/5/2024	4/30/2013	4,000,000	4,014,501	3,951,600
CIFC Funding Ltd., Series 2013-3A, Class C, 3.506%, 10/24/2025	4/30/2013	3,000,000	2,757,872	2,787,000
COMM Mortgage Trust, Series 2013-CR6, Class E, 4.176%, 3/10/2046	6/4/2013	6,146,000	4,871,280	4,715,233
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.529%, 2/25/2050	11/21/2012	10,363,000	9,423,770	9,253,858
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.364%, 12/20/2035	3/6/2013	205,287,178	14,835,110	14,370,103
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041	10/18/2013	9,728,807	10,304,792	10,285,553
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.544%, 1/15/2024	2/12/2013	3,000,000	3,006,240	2,971,500
Carlyle Global Market Strategies CLO Ltd., Series 2012-3A, Class D, 5.744%, 10/14/2024	6/7/2013	3,000,000	2,890,144	2,881,800
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.742%, 1/20/2025	5/20/2013	2,850,000	2,855,582	2,734,860
Carlyle Global Market Strategies CLO Ltd., Series 2013-3A, Class E, 5.520%, 7/15/2025	6/10/2013	2,000,000	1,779,299	1,732,800
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.752%, 12/20/2023	5/1/2013	8,750,000	8,808,648	8,777,125
Catamaran CLO Ltd., Series 2013-1A, Class D, 4.221%, 1/27/2025	6/4/2013	4,000,000	3,935,631	3,815,200
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.320%, 1/25/2036	6/23/2013	8,926,675	7,497,427	7,796,638
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A1, 0.350%, 7/25/2036	10/16/2013	10,459,624	9,049,223	9,127,925
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.264%, 11/21/2022	5/8/2013	5,000,000	5,048,030	5,028,000
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.764%, 11/21/2022	5/15/2013	3,000,000	3,021,675	2,963,400
Crown Point CLO Ltd., Series 2013-2A, Class B1L, 3.791%, 12/31/2023	10/22/2013	4,000,000	3,755,000	3,755,000
Drug Royalty II LP, Series 2012-1, Class A1, 4.244%, 1/15/2025	11/30/2012	2,361,219	2,361,219	2,396,637
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.492%, 8/15/2025	5/31/2013	5,000,000	4,841,117	4,646,000
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B6L, 4.192%, 8/15/2025	5/31/2013	2,000,000	1,800,999	1,705,200
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.113%, 7/15/2025	7/19/2013	3,000,000	2,722,233	2,745,600
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.850%, 12/24/2023	2/20/2013	3,000,000	2,957,575	2,878,200
Fortress Credit BSL Ltd., Series 2013-1A, Class D, 3.742%, 1/19/2025	2/27/2013	10,000,000	9,689,361	9,303,000
Fortress Credit BSL II Ltd., Series 2013-2A, Class E, 5.388%, 10/19/2025	10/25/2013	5,000,000	4,450,000	4,450,000
GLGOre Hill CLO Ltd., Series 2013-1A, Class D, 3.444%, 7/15/2025	5/31/2013	8,000,000	7,558,083	7,341,600
GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.209%, 7/10/2023	9/26/2013	7,500,000	6,890,239	7,164,367
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.777%, 8/10/2023	8/14/2013	6,600,000	6,290,600	6,634,924
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.777%, 8/10/2023	8/14/2013	5,000,000	4,255,960	4,489,077
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.652%, 12/20/2024	6/26/2013	3,000,000	2,735,238	2,814,900
INGIM CLO Ltd., Series 2012-1A, Class C, 3.744%, 4/15/2024	2/21/2013	4,750,000	4,651,525	4,516,775
INGIM CLO Ltd., Series 2013-2A, Class D, 5.238%, 4/25/2025	7/12/2013	2,000,000	1,825,835	1,852,600
321 Henderson Receivables LLC, Series 2012-3A, Class A, 3.220%, 8/15/1941	2/11/2013	12,961,697	13,093,184	12,614,835
321 Henderson Receivables LLC, Series 2012-3A, Class B, 6.170%, 8/15/1941	11/9/2012	1,000,000	999,985	1,089,994
321 Henderson Receivables LLC, Series 2013-3A, Class A, 4.080%, 7/15/2041	10/10/2013	5,000,000	4,995,949	4,995,952
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.253%, 4/30/2023	4/3/2013	4,000,000	3,735,673	3,856,800
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.653%, 4/30/2023	5/13/2013	13,200,000	12,306,773	12,301,080
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.561%, 8/15/1946	8/2/2013	5,000,000	4,301,107	4,424,062
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.492%, 7/20/2024	5/6/2013	2,500,000	2,406,094	2,401,250
KVK CLO Ltd., Series 2013-1A, Class D, 4.594%, 4/14/2025	5/16/2013	2,000,000	2,017,468	1,987,200
KVK CLO Ltd., Series 2012-1X, Class E, 6.494%, 7/15/2023	5/9/2013	3,700,000	3,722,389	3,650,790
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.518%, 1/15/2024	1/15/2013	7,000,000	6,741,823	6,911,100
Marine Park CLO Ltd., Series 2012-1A, Class D, 6.013%, 5/18/2023	6/5/2013	4,500,000	4,510,937	4,390,650
Muir Woods CLO Ltd., Series 2012-1A, Class E, 6.754%, 9/14/2023	5/13/2013	2,500,000	2,524,196	2,502,000
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.739%, 1/23/2024	11/20/2012	4,550,000	4,347,684	4,564,105
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class D, 3.936%, 4/28/2025	5/3/2013	7,000,000	6,814,003	6,658,400
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.156%, 6/2/2025	5/29/2013	1,000,000	902,186	891,400
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.764%, 5/15/2023	2/7/2013	3,000,000	3,024,775	3,003,900
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.517%, 7/22/2025	6/3/2013	7,500,000	7,167,318	6,880,500
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.967%, 7/22/2025	6/3/2013	7,000,000	6,522,872	6,210,400
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.671%, 8/13/2025	9/26/2013	25,000,000	24,813,700	24,812,500
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.371%, 8/13/2025	7/25/2013	4,000,000	3,821,894	3,820,000
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.744%, 1/15/2024	5/31/2013	6,300,000	6,281,270	5,960,430
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/2025	5/15/2013	3,000,000	2,923,452	2,822,700

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments – continued

October 31, 2013

(Unaudited)

New Accounting Pronouncement

In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01, clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). This update gives additional clarifications to ASU 2011-11. The amendments in ASU 2013-01 require an entity to disclose information about offsetting and related arrangements to enable user of its financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements. However, management believes the adoption of these ASUs will not have a material impact on the financial statements.

Golub Group Equity Fund

Schedule of Investments

October 31, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks – 93.08%

Consumer Discretionary – 2.87%
General Motors Co. *	31,400	$1,160,230

Consumer Staples – 10.19%
Anheuser-Busch InBev NV ADR	11,775	1,221,421
Coca-Cola Co./The	30,500	1,206,885
Diageo PLC ADR	4,225	539,068
PepsiCo, Inc.	13,650	1,147,828

		4,115,202

Energy – 11.34%
Chevron Corp.	8,675	1,040,653
ConocoPhillips	10,900	798,970
Devon Energy Corp.	14,875	940,398
Exxon Mobil Corp.	8,550	766,251
National Oilwell Varco, Inc.	12,725	1,033,016

		4,579,288

Financials – 22.27%
American International Group, Inc.	19,925	1,029,126
Bank of America Corp.	65,400	912,984
Bank of New York Mellon Corp./The	61,700	1,962,060
Berkshire Hathaway, Inc., Class B *	13,725	1,579,473
Citigroup, Inc.	24,550	1,197,549
Franklin Resources, Inc.	8,000	430,880
U.S. Bancorp	24,700	922,792
Wells Fargo & Co.	22,350	954,122

		8,988,986

Health Care – 10.06%
Hospira, Inc. *	9,250	374,810
Johnson & Johnson	13,050	1,208,560
Medtronic, Inc.	24,825	1,424,955
Teva Pharmaceutical Industries Ltd. ADR	28,350	1,051,502

		4,059,827

Industrials – 13.79%
FedEx Corp.	6,550	858,050
General Electric Co.	65,200	1,704,328
Northrop Grumman Corp.	8,700	935,337
Parker Hannifin Corp.	7,200	840,384
United Parcel Service, Inc., Class B	6,298	618,716
United Technologies Corp.	5,725	608,281

		5,565,096

Information Technology – 22.56%
Apple, Inc.	2,320	1,211,852
Cisco Systems, Inc.	47,950	1,078,875
Fiserv, Inc. *	11,825	1,238,432
Google, Inc., Class A *	1,325	1,365,518
Intel Corp.	48,250	1,178,747
Microsoft Corp.	35,325	1,248,739
Paychex, Inc.	23,700	1,001,562
QUALCOMM, Inc.	11,275	783,274

		9,106,999

Total Common Stocks (Cost $28,074,482)		37,575,628

See accompanying notes which are an integral part of these financial statements.

Money Market Securities – 6.99%
Fidelity Institutional Money Market Portfolio- Institutional Class, 0.08% (a)	2,822,333	2,822,333

Total Money Market Securities (Cost $2,822,333)		2,822,333

Total Investments – 100.07% (Cost $30,896,815)		40,397,961

Liabilities in Excess of Other Assets – (0.07)%		(30,006)

TOTAL NET ASSETS – 100.00%		$40,367,955

(a)	Rate disclosed is the seven day yield as of October 31, 2013.
*	Non-income producing security.

ADR – American Depositary Receipt

Tax related: At October 31, 2013, the net unrealized appreciation / (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$9,752,818
Gross unrealized (depreciation)	(252,191)

Net unrealized appreciation / (depreciation)	$9,500,627

Aggregate cost of securities for income tax purposes	$30,897,334

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund

Related Notes to the Schedule of Investments

October 31, 2013

(Unaudited)

Security Transactions and Related Income – The Golub Group Global Equity Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Golub Group Equity Fund

Related Notes to the Schedule of Investments

October 31, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Adviser Trust (the “Trust”) good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2013:

	Valuation Inputs			Total
	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$37,575,628	$—	$—	$37,575,628
Money Market Securities	2,822,333	—	—	2,822,333
Total	$40,397,961	$—	$—	$40,397,961

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended October 31, 2013, the Fund had no transfers between any Levels. The Fund did not hold any derivative instruments during the reporting period.

Mitchell Capital All-Cap Growth Fund

Schedule of Investments

October 31, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks – 95.42%

Consumer Discretionary – 18.56%
Dollar Tree, Inc. *	763	$44,559
Panera Bread Co., Class A *	130	20,530
PetSmart, Inc.	680	49,477
Ross Stores, Inc.	696	53,835
Tractor Supply Co.	914	65,214

		233,615

Energy – 11.21%
Atwood Oceanics, Inc. *	346	18,383
Ensco PLC, Class A	345	19,889
FMC Technologies, Inc. *	800	40,440
Oceaneering International, Inc.	726	62,349

		141,061

Financials – 5.62%
Amtrust Financial Services, Inc.	1,035	39,703
Toronto-Dominion Bank/The	338	31,001

		70,704

Health Care – 22.83%
Air Methods Corp. *	855	37,381
Biogen Idec, Inc. *	158	38,582
Cerner Corp. *	926	51,884
Exact Sciences Corp. *	483	5,323
Express Scripts Holding Co. *	713	44,577
Gilead Sciences, Inc. *	603	42,807
Mettler-Toledo International, Inc. *	176	43,553
Novo-Nordisk A/S ADR	140	23,334

		287,441

Industrials – 16.54%
Canadian National Railway Co.	325	35,727
IHS, Inc., Class A *	184	20,065
Honeywell International, Inc.	428	37,120
Kirby Corp. *	563	49,820
Middleby Corp./The *	139	31,643
Quanta Services, Inc. *	1,122	33,896

		208,271

Information Technology – 20.66%
CGI Group, Inc., Class A *	755	25,338
Cognizant Technology Solutions Corp.*	401	34,859
EMC Corp.	1,106	26,621
Gartner, Inc. *	479	28,237
Intuit, Inc.	437	31,206
MICROS Systems, Inc. *	686	37,215
NIC, Inc. *	677	16,668
Skyworks Solutions, Inc. *	1,029	26,528
Synaptics, Inc. *	269	12,508
Virtusa Corp. *	672	20,886

		260,066

Total Common Stocks (Cost $1,172,668)		1,201,158

Money Market Securities – 3.03%

Federated Treasury Obligations Fund, Institutional Shares 0.01% (a)	38,184	38,184

Total Money Market Securities (Cost $38,184)		38,184

Total Investments – 98.45% (Cost $1,210,852)		1,239,342

Other Assets in Excess of Liabilities – 1.55%		19,493

TOTAL NET ASSETS – 100.00%		$1,258,835

(a)	Rate disclosed is the seven day yield as of October 31, 2013.
*	Non-income producing security.

ADR – American Depositary Receipt

Tax related: At October 31, 2013, the net unrealized appreciation / (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$42,007
Gross unrealized (depreciation)	(13,517)

Net unrealized appreciation / (depreciation)	$28,490

Aggregate cost of securities for income tax purposes	$1,210,852

See accompanying notes which are an integral part of these financial statements.

Mitchell Capital All-Cap Growth Fund

Related Notes to the Schedule of Investments

October 31, 2013

(Unaudited)

Security Transactions and Related Income – The Mitchell Capital All-Cap Growth Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Mitchell Capital All-Cap Growth Fund

Related Notes to the Schedule of Investments – continued

October 31, 2013

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2013:

	Valuation Inputs			Total
	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$1,201,158	$—	$—	$1,201,158
Money Market Securities	38,184	—	—	38,184
Total	$1,239,342	$—	$—	$1,239,342

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. During the fiscal period ended October 31, 2013, there were no transfers between levels.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of December 30, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant             Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	12/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	12/30/2013

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	12/30/2013